Cash flow disclosures - Significant non-cash transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flow disclosures
Intangible assets acquisition with an increase in Other liabilities / Borrowings / Lease liabilities	$ (1,180)	$ (111)	$ (13)
Property, plant and equipment acquisitions with an increase in Other liabilities	(124)
Right-of-use asset initial recognition with an increase in Lease liabilities	(5,217)	(465)	(2,407)
Concession fees paid with credit of financial re-equilibrium	(22,946)	(15,434)	(25,473)
Constitution/of Interest Payment Account			29,960
Other taxes paid with financial re-equilibrium			$ (2,438)
Compensation of trade receivables		27,844
Application of credits compensated with concession fees	(19,156)	(24,126)
Application of credits compensated with other liabilities		(3,717)
Income tax paid with tax certificates	(2,339)	$ (971)
Purchase of Navinten shares	(3,384)
Sale of Navinten shares	3,384
ICASGA's compensation received through a guarantee deposit	(41,262)
Release of concession fee payable due to ICAGSA's re-bidding process	(74,640)
Compensation of ICASGA's re-equilibriums	5,309
Compensation of ICASGA's monthly contribution	(3,767)
ICASGA's compensation to be collected	$ (66,612)